Pension and other post-retirement benefits - Fair Value of Investments by Asset Category (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Allocation percentage	100.00%
Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 565,946
Equity securities
Defined Benefit Plan Disclosure [Line Items]
Allocation percentage	73.00%
Equity securities | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 414,985
Debt securities
Defined Benefit Plan Disclosure [Line Items]
Allocation percentage	25.00%
Debt securities | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 141,229
Other
Defined Benefit Plan Disclosure [Line Items]
Allocation percentage	2.00%
Other | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 9,732